Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 52.5%
U.S. Treasury Inflation-Protected Securities - 52.5%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,417,390	$ 1,269,991
0.63%, 02/15/2043	2,829,040	2,083,235
0.75%, 02/15/2042 - 02/15/2045	3,510,840	2,595,846
1.38%, 02/15/2044	1,395,410	1,152,536
1.50%, 02/15/2053	4,157,428	3,185,628
2.13%, 02/15/2040	451,395	441,730
2.38%, 01/15/2027	967,590	984,561
3.63%, 04/15/2028	1,206,432	1,268,324
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2027 - 01/15/2032	7,795,385	7,438,758
0.25%, 07/15/2029	1,398,529	1,360,041
0.38%, 01/15/2027 - 07/15/2027	2,339,203	2,340,589
0.50%, 01/15/2028	2,241,348	2,223,615
0.63%, 07/15/2032	2,238,620	2,112,002
0.75%, 07/15/2028	2,591,180	2,583,212
0.88%, 01/15/2029	1,159,164	1,150,576
1.13%, 01/15/2033	1,091,770	1,051,466
1.25%, 04/15/2028	649,454	651,890
1.38%, 07/15/2033	2,195,160	2,145,669
1.88%, 07/15/2034 - 07/15/2035	5,019,482	5,019,141
2.38%, 10/15/2028	2,123,540	2,198,255
Total U.S. Government Obligations (Cost $46,419,121)		43,257,065
FOREIGN GOVERNMENT OBLIGATIONS - 28.8%
Australia - 3.1%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 2,400,000	2,564,495
Germany - 6.0%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.50%, 04/15/2030 (A)	EUR 4,264,821	4,984,394
Italy - 1.4%
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028 (A)	945,194	1,123,061
Japan - 8.6%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2028 - 03/10/2029	JPY 1,123,815,900	7,085,710
Mexico - 0.5%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 254,000	198,564
5.63%, 02/09/2034	250,000	244,500
		443,064
Spain - 5.3%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (A)	EUR 3,703,909	4,387,208
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 3.9%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2029 (A)	GBP 2,396,828	$ 3,181,548
Total Foreign Government Obligations (Cost $23,623,296)		23,769,480
CORPORATE DEBT SECURITIES - 16.2%
Aerospace & Defense - 0.3%
Honeywell Aerospace, Inc.
4.60%, 03/16/2033 (B)	$ 276,000	272,834
Automobiles - 0.2%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	200,000	200,882
Banks - 6.6%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.34% (C), 04/15/2026 (D)	432,000	349,190
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	153,000	150,303
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	1,000,000	999,977
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	401,000	407,925
Barclays PLC
Fixed until 02/24/2031, 4.52% (C), 02/24/2032	200,000	195,619
BNP Paribas SA
Fixed until 01/15/2033, 4.92% (C), 01/15/2034 (B)	258,000	252,278
Citigroup, Inc.
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	151,000	149,685
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	117,000	114,292
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	222,000	201,017
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	339,000	318,702
Fixed until 12/10/2030, 4.47% (C), 12/10/2031	150,000	147,485
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	140,000	140,869
Goldman Sachs Group, Inc.
Fixed until 01/21/2031, 4.52% (C), 01/21/2032	285,000	280,680
Fixed until 04/25/2034, 5.85% (C), 04/25/2035	200,000	207,535
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (C), 09/10/2036 (E)	335,000	335,371
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	77,000	66,250
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley (continued)
Fixed until 03/12/2031, 4.71% (C), 03/12/2032	$ 248,000	$ 246,330
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	93,000	89,775
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	277,000	252,192
Fixed until 03/03/2046, 5.91% (C), 03/03/2047	263,000	256,209
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	258,837
		5,420,521
Beverages - 0.1%
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (B)	92,000	91,410
Chemicals - 0.6%
CF Industries, Inc.
5.30%, 11/26/2035	117,000	116,528
Dow Chemical Co.
5.60%, 02/15/2054	36,000	30,957
Eastman Chemical Co.
4.50%, 02/20/2031	168,000	164,265
5.75%, 03/08/2033	128,000	132,303
PPG Industries, Inc.
4.38%, 03/15/2031	58,000	57,106
		501,159
Commercial Services & Supplies - 0.4%
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	223,000	201,637
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	137,000	134,141
		335,778
Communications Equipment - 0.2%
Orange SA
4.25%, 01/13/2031 (B)	200,000	196,186
Construction & Engineering - 0.2%
Jacobs Solutions, Inc.
5.38%, 03/03/2036	55,000	53,639
MasTec, Inc.
5.90%, 06/15/2029	79,000	81,629
		135,268
Containers & Packaging - 0.7%
AptarGroup, Inc.
4.75%, 03/30/2031	139,000	137,758
Packaging Corp. of America
5.70%, 12/01/2033	200,000	207,502
Smurfit Westrock Financing DAC
5.19%, 01/15/2036	217,000	213,502
		558,762
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65%, 06/15/2033	$ 174,000	$ 171,255
Financial Services - 0.1%
Gabx Leasing LLC
4.63%, 04/15/2031 (B)	63,000	62,106
Food Products - 0.1%
Sysco Corp.
4.40%, 07/25/2031	65,000	63,041
Insurance - 0.9%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.04% (C), 02/12/2067 (B)	583,000	558,540
Nippon Life Insurance Co.
5.05%, 04/02/2033 (B)(F)	200,000	200,245
		758,785
Machinery - 0.3%
Vertiv Holdings Co.
4.85%, 03/15/2036	18,000	17,503
Weir Group, Inc.
5.35%, 05/06/2030 (B)	210,000	212,783
		230,286
Metals & Mining - 1.1%
ArcelorMittal SA
6.35%, 06/17/2054 (E)	98,000	99,692
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (B)	215,000	224,073
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	61,000	60,455
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	373,000	359,000
Steel Dynamics, Inc.
5.38%, 08/15/2034	150,000	151,369
		894,589
Oil, Gas & Consumable Fuels - 3.3%
APA Corp.
4.25%, 01/15/2030	420,000	413,349
6.10%, 02/15/2035	291,000	298,789
Cheniere Energy Partners LP
5.55%, 10/30/2035	87,000	88,596
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	324,000	321,212
Energy Transfer LP
5.35%, 01/15/2036	43,000	42,701
Enterprise Products Operating LLC
3.70%, 01/31/2051	203,000	146,811
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	154,000	152,627
ONEOK, Inc.
4.95%, 10/15/2032	372,000	368,986
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/2031	$ 148,000	$ 147,550
6.65%, 01/15/2037	280,000	301,789
Williams Cos., Inc.
5.15%, 03/15/2036	178,000	175,350
Woodside Finance Ltd.
5.40%, 05/19/2030	279,000	284,901
		2,742,661
Passenger Airlines - 0.4%
Southwest Airlines Co.
5.25%, 11/15/2035	345,000	323,819
Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	211,000	213,637
Software - 0.2%
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	64,000	63,498
Oracle Corp.
4.95%, 02/04/2031	142,000	138,938
		202,436
Total Corporate Debt Securities (Cost $13,644,059)		13,375,415

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 0.2%
Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.60% (G)	136,405	$ 136,405
Total Short-Term Investment Companies (Cost $136,405)		136,405
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (G)	340,103	340,103
Total Other Investment Company (Cost $340,103)		340,103
Total Investments (Cost $84,162,984)		80,878,468
Net Other Assets (Liabilities) - 1.9%		1,604,723
Net Assets - 100.0%		$ 82,483,191
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/30/2026	USD	9,160,594	EUR	7,850,000	$73,346	$—
JPMS	04/30/2026	USD	8,830,017	JPY	1,384,000,000	83,389	—
MSCS	04/30/2026	USD	4,145,885	AUD	6,200,000	—	(130,200)
MSCS	04/30/2026	USD	4,621,526	GBP	3,450,000	55,287	—
MSCS	04/30/2026	JPY	235,000,000	USD	1,481,874	3,283	—
Total						$215,305	$(130,200)
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$43,257,065	$—	$43,257,065
Foreign Government Obligations	—	23,769,480	—	23,769,480
Corporate Debt Securities	—	13,375,415	—	13,375,415
Short-Term Investment Companies	136,405	—	—	136,405
Other Investment Company	340,103	—	—	340,103
Total Investments	$476,508	$80,401,960	$—	$80,878,468
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$215,305	$—	$215,305
Total Other Financial Instruments	$—	$215,305	$—	$215,305
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(130,200)	$—	$(130,200)
Total Other Financial Instruments	$—	$(130,200)	$—	$(130,200)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2026, the total value of the Regulation S securities is $16,240,706, representing
19.7% of the Portfolio's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $2,844,729, representing 3.4% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $374,334, collateralized by cash collateral of $340,103 and non-cash collateral, such as U.S. government securities of $42,400. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at March 31, 2026.
(H)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSCS	Morgan Stanley Capital Services Inc.
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust